Gains and losses on disposal and main changes in scope of consolidation - Changes in the scope of consolidation during 2022 (Details) - Odyssey Music Group (Deezer) - EUR (€)
€ / shares in Units, € in Thousands
		8 Months Ended	12 Months Ended
	Jul. 05, 2022	Dec. 31, 2022	Dec. 31, 2022
Gains and losses on disposal and main changes in scope of consolidation
Market value of entity, all shares	€ 1,050
Equity interest	10.42%
Ownership interest in new entity	8.13%
Number of shares acquired	9,061,723	500,000
Price per share, basis for fair value valuation at recognition date			€ 2.92
Gains on disposals of investments	€ 77,000
Decrease in fair value recognized in other comprehensive income	€ 77,000		€ (54,000)
I2PO
Gains and losses on disposal and main changes in scope of consolidation
Price per share, basis for fair value valuation at recognition date	€ 8.50